Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Significant Accounting Policies (Textual)
Percentage of customers accounts receivable billings					45.00%
Accumulated depreciation of capitalized leases	$ 312,912		$ 312,912		$ 303,738	$ 285,390
Accounts receivable gross	286,728		286,728		269,501	333,804
Accounts receivable net	141,853		141,853		113,349	146,874
Depreciation of capitalized leases	$ 4,587	$ 4,587	$ 9,174	$ 9,174	$ 18,348	$ 18,348
Convertible Notes [Member]
Significant Accounting Policies (Textual)
Antidilutive securities			13,238,582	7,692,143	20,022,021	7,375,000
Stock options [Member]
Significant Accounting Policies (Textual)
Antidilutive securities			2,507,996	2,349,996	2,349,996	1,600,000
Warrants [Member]
Significant Accounting Policies (Textual)
Antidilutive securities			30,486,790	18,566,389	20,526,387	10,576,389
Unissued shares [Member]
Significant Accounting Policies (Textual)
Antidilutive securities			440,000	622,500	628,750	940,000
Minimum [Member]
Significant Accounting Policies (Textual)
Estimated useful lives			5 years		5 years
Maximum [Member]
Significant Accounting Policies (Textual)
Estimated useful lives			7 years		7 years
Accounts receivable [Member]
Significant Accounting Policies (Textual)
Concentration risk, percentage			10.00%		10.00%